Cover Page Cover Page	May 06, 2020
Cover [Abstract]
Document Type	8-K
Document Period End Date	May 06, 2020
Entity File Number	001-33105
Entity Registrant Name	Meet Group, Inc.
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	86-0879433
Entity Address, Address Line One	100 Union Square Drive
Entity Address, City or Town	New Hope
Entity Address, State or Province	PA
Entity Address, Postal Zip Code	18938
City Area Code	215
Local Phone Number	862-1162
Title of 12(b) Security	Common Stock
Trading Symbol	MEET
Security Exchange Name	NASDAQ
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Entity Central Index Key	0001078099
Amendment Flag	false